Calvert
Global Water Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Australia — 2.1%
Reece Ltd.(1)	297,226	$ 4,963,708
Reliance Worldwide Corp. Ltd.	2,345,632	7,012,545
		$ 11,976,253
Austria — 0.8%
Wienerberger AG	140,911	$ 4,671,180
		$ 4,671,180
Brazil — 3.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR(1)	577,695	$ 7,769,998
Cia de Saneamento de Minas Gerais Copasa MG	1,661,492	6,208,935
Cia De Sanena Do Parana	1,323,200	6,523,567
		$20,502,500
Canada — 1.2%
Gildan Activewear, Inc.	83,374	$3,162,367
Stantec, Inc.(1)	39,182	3,280,227
		$6,442,594
Chile — 1.1%
Aguas Andinas SA, Class A	21,746,466	$5,938,942
		$5,938,942
China — 4.8%
Beijing Enterprises Water Group Ltd.(1)	21,769,452	$6,686,020
China Everbright Environment Group Ltd.	6,918,666	3,464,888
China Lesso Group Holdings Ltd.	8,588,578	3,426,206
China Water Affairs Group Ltd.(1)	8,634,421	5,545,422
Guangdong Investment Ltd.	12,813,427	7,485,688
		$26,608,224
Denmark — 0.6%
Novonesis (Novozymes), Class B	54,777	$3,346,568
		$3,346,568
Finland — 1.4%
Kemira OYJ	329,184	$8,015,725
		$8,015,725
France — 3.1%
Eurofins Scientific SE(1)	52,012	$2,604,187
L'Oreal SA	6,486	2,854,914
LVMH Moet Hennessy Louis Vuitton SE	3,987	3,061,182
Veolia Environnement SA	294,954	8,834,711
		$17,354,994
Germany — 1.1%
GEA Group AG	78,788	$3,275,489
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	35,382	$ 3,150,300
		$ 6,425,789
Italy — 1.9%
ACEA SpA(1)	342,442	$ 5,542,115
Interpump Group SpA(1)	109,105	4,840,677
		$ 10,382,792
Japan — 7.9%
Daiseki Co. Ltd.	325,200	$ 7,599,089
Ebara Corp.	377,280	6,017,622
Kurita Water Industries Ltd.	198,242	8,423,692
Lixil Corp.	739,300	7,792,092
Organo Corp.	127,000	6,525,916
Sekisui Chemical Co. Ltd.	220,600	3,062,504
TOTO Ltd.(1)	204,000	4,806,099
		$44,227,014
Mexico — 0.7%
Orbia Advance Corp. SAB de CV	2,829,500	$3,946,917
		$3,946,917
Netherlands — 1.4%
Aalberts NV	111,789	$4,526,644
Arcadis NV	49,093	3,106,668
		$7,633,312
Singapore — 1.1%
CDL Hospitality Trusts	4,319,801	$3,027,123
City Developments Ltd.	767,100	2,916,090
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$5,943,213
South Korea — 2.1%
Coway Co. Ltd.	188,796	$8,751,245
LG Chem Ltd.	12,854	3,203,149
		$11,954,394
Spain — 1.1%
Acciona SA(1)	24,653	$2,917,576
Iberdrola SA	241,317	3,131,070
		$6,048,646
Sweden — 0.5%
Fabege AB	371,430	$2,965,052
		$2,965,052
Switzerland — 5.1%
Belimo Holding AG	11,511	$5,773,659
Geberit AG	10,122	5,962,383
Georg Fischer AG	75,616	5,058,355
Roche Holding AG	12,567	3,481,797

Calvert
Global Water Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	10,603	$ 3,026,727
Sulzer AG	36,099	4,991,524
		$ 28,294,445
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	131,294	$ 3,889,928
		$ 3,889,928
Thailand — 1.0%
Amata Corp. PCL	9,602,700	$ 5,843,762
		$5,843,762
United Kingdom — 8.9%
CNH Industrial NV	302,290	$3,062,198
Croda International PLC	55,047	2,738,535
Ferguson PLC	32,521	6,297,691
Genuit Group PLC	787,929	4,269,278
Halma PLC	111,303	3,793,823
Marlowe PLC(1)	452,879	2,460,273
Mondi PLC	161,522	3,095,886
Pennon Group PLC	945,279	6,863,567
Severn Trent PLC	289,712	8,720,124
United Utilities Group PLC	680,726	8,456,399
		$49,757,774
United States — 47.3%
A.O. Smith Corp.	69,401	$5,675,614
Advanced Drainage Systems, Inc.	34,083	5,466,572
AECOM	67,603	5,958,528
Agilent Technologies, Inc.	24,478	3,173,083
American States Water Co.	103,659	7,522,534
American Water Works Co., Inc.	74,893	9,673,180
Badger Meter, Inc.	44,437	8,280,835
Ball Corp.	45,975	2,759,419
Brookfield Renewable Corp., Class A(1)	101,206	2,872,226
California Water Service Group	153,885	7,461,884
Chemed Corp.	10,236	5,553,849
CMS Energy Corp.	50,724	3,019,600
Core & Main, Inc., Class A(3)	101,800	4,982,092
Cousins Properties, Inc.	135,944	3,147,104
Ecolab, Inc.	46,990	11,183,620
Energy Recovery, Inc.(3)	490,132	6,513,854
Entegris, Inc.	25,264	3,420,746
Essential Utilities, Inc.	236,392	8,824,513
FMC Corp.	52,371	3,013,951
Fortune Brands Innovations, Inc.	81,532	5,294,688
Franklin Electric Co., Inc.	52,390	5,046,205
Gorman-Rupp Co.	119,758	4,396,316
Hawkins, Inc.	84,314	7,672,574
Hilton Worldwide Holdings, Inc.	15,913	3,472,217
IDEXX Laboratories, Inc.(3)	6,424	3,129,773
Security	Shares	Value
United States (continued)
Ingersoll Rand, Inc.	34,007	$ 3,089,196
Intel Corp.	103,474	3,204,590
Itron, Inc.(3)	29,680	2,937,133
Levi Strauss & Co., Class A	132,946	2,563,199
Lindsay Corp.	39,122	4,807,311
Masco Corp.	86,784	5,785,889
Middlesex Water Co.	123,394	6,448,570
Mondelez International, Inc., Class A	46,581	3,048,261
Mueller Industries, Inc.	93,742	5,337,669
Mueller Water Products, Inc., Class A	269,648	4,832,092
Nucor Corp.	18,905	2,988,502
Parker-Hannifin Corp.	6,006	3,037,895
Pentair PLC	115,970	8,891,420
Procter & Gamble Co.	19,510	3,217,589
Roper Technologies, Inc.	5,992	3,377,451
SJW Group	131,124	7,109,543
Tetra Tech, Inc.	44,170	9,031,882
Trimble, Inc.(3)	57,331	3,205,949
Valmont Industries, Inc.	21,314	5,849,627
Veralto Corp.	101,310	9,672,066
Waters Corp.(3)	10,334	2,998,100
Watts Water Technologies, Inc., Class A	42,813	7,850,620
Xylem, Inc.	73,467	9,964,329
Zurn Elkay Water Solutions Corp., Class C	266,804	7,844,038
		$264,607,898
Total Common Stocks (identified cost $435,410,543)		$556,777,916

Short-Term Investments — 0.8%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	3,921	$ 3,921
Total Affiliated Fund (identified cost $3,921)		$ 3,921
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	4,399,104	$ 4,399,104
Total Securities Lending Collateral (identified cost $4,399,104)		$ 4,399,104
Total Short-Term Investments (identified cost $4,403,025)		$ 4,403,025

Calvert
Global Water Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.4% (identified cost $439,813,568)	$561,180,941
Other Assets, Less Liabilities — (0.4)%	$ (2,296,536)
Net Assets — 100.0%	$558,884,405

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $17,787,617 and the total market value of the collateral received by the Fund was $19,291,931, comprised of cash of $4,399,104 and U.S. government and/or agencies securities of $14,892,827.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	44.1%
Utilities	25.7
Materials	10.7
Information Technology	5.7
Consumer Discretionary	4.3
Health Care	3.7
Real Estate	3.2
Consumer Staples	2.2
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc., and in funds that may be deemed to be affiliated was $3,921, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$621,363	$ —	$ (630,000)	$ —	$8,637	$ —	$ 1,943	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	362,628	39,908,179	(40,266,886)	—	—	3,921	18,037	3,921
Total				$ —	$8,637	$3,921	$19,980

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Water Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$11,976,253	$ —	$11,976,253
Austria	—	4,671,180	—	4,671,180
Brazil	20,502,500	—	—	20,502,500
Canada	6,442,594	—	—	6,442,594
Chile	5,938,942	—	—	5,938,942
China	—	26,608,224	—	26,608,224
Denmark	—	3,346,568	—	3,346,568
Finland	—	8,015,725	—	8,015,725
France	—	17,354,994	—	17,354,994
Germany	—	6,425,789	—	6,425,789
Italy	—	10,382,792	—	10,382,792
Japan	—	44,227,014	—	44,227,014
Mexico	3,946,917	—	—	3,946,917
Netherlands	—	7,633,312	—	7,633,312
Singapore	—	5,943,213	0	5,943,213
South Korea	—	11,954,394	—	11,954,394
Spain	—	6,048,646	—	6,048,646
Sweden	—	2,965,052	—	2,965,052
Switzerland	—	28,294,445	—	28,294,445
Taiwan	—	3,889,928	—	3,889,928
Thailand	—	5,843,762	—	5,843,762
United Kingdom	9,359,889	40,397,885	—	49,757,774
United States	264,607,898	—	—	264,607,898
Total Common Stocks	$310,798,740	$245,979,176(2)	$0	$556,777,916
Short-Term Investments:
Affiliated Fund	$3,921	$ —	$ —	$3,921
Securities Lending Collateral	4,399,104	—	—	4,399,104
Total Investments	$315,201,765	$245,979,176	$0	$561,180,941

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.

Calvert
Global Water Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.